Lease Liability (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Charge related to fair value of liability		$ 1,800,000
Activity related to lease liability [Abstract]
Balance at December 31, 2011	1,682,000	0
Initial fair value		1,824,000
Charges utilized		(238,000)
Additional charges to operations	92,000	96,000
Balance at June 30, 2012	1,377,000	1,682,000
Less current portion	(699,000)	(739,000)	0
Lease liability	678,000	943,000	0
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Charge related to fair value of liability		900,000
Activity related to lease liability [Abstract]
Balance at December 31, 2011	828,000	0
Initial fair value		933,000
Charges utilized		(193,000)
Additional charges to operations	47,000	88,000
Balance at June 30, 2012	756,000	828,000
Less current portion	(229,000)	(225,000)
Lease liability	527,000	603,000
Office and manufacturing space [Member]
Capital Leased Assets [Line Items]
Charge related to fair value of liability		900,000
Activity related to lease liability [Abstract]
Balance at December 31, 2011	854,000	0
Initial fair value		891,000
Charges utilized		(45,000)
Additional charges to operations	45,000	8,000
Balance at June 30, 2012	621,000	854,000
Less current portion	(470,000)	(514,000)
Lease liability	$ 151,000	$ 340,000